GREENBERG TRAURIG, LLP
2700 Two Commerce Square
2001 Market Street
Philadelphia, PA 19103
Phone: (215) 988-7800
Facsimile: (215) 988-7801

Steven M. Felsenstein, Esq.
Direct dial:  (215) 988-7837
Direct fax: (215) 717-5248
felsensteins@gtlaw.com

December 4, 2014
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	New Century Portfolios
SEC File Nos. 33-24041 / 811-5646

Ladies and Gentlemen:

On behalf of New Century Portfolios (the “Trust”), attached herewith for filing pursuant to paragraph (a) of Rule 20a-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) and pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, is a preliminary copy of the notice of shareholder meeting, proxy statement and form of proxy (collectively, the “Proxy Materials”) to be furnished to shareholders of New Century Portfolios in connection with a Special Meeting of Shareholders to be held on February 10, 2015 (the “Special Meeting”).  The Proxy Materials will be sent to shareholders on or about December 30, 2014.

At the Special Meeting, shareholders will be asked to approve (a) the election of four Trustees, each to serve until their successors are duly elected and qualified (Stanley H. Cooper; Michael A. Diorio (both previously elected by the shareholders); John W. Filoon, III; and J. Kevin Connaughton; (b) to ratify the appointment of BBD, LLP as the Trust’s Independent Registered Public Accounting Firm for fiscal year ending October 31, 2015; and (c) to approve a change in the New Century Alternative Strategies Portfolio’s Investment Objective.  In addition, the Trust also may transact such other business as may properly come before the Special Meeting or any adjournment thereof, but knows of no other business to be proposed at this time.

The proposed change in the Investment Objective for the New Century Alternative Strategies Portfolio is to provide total return while managing risk.  The current Investment Objective is to provide long-term capital appreciation, with a secondary objective to earn income, while managing risk.  We believe the proposed Investment Objective is a consistent representation of other similar alternative strategies type funds in the industry.

Further, the Board of Trustees (the “Board”) approved the aforementioned at a Special Meeting of the Board held on December 2, 2014.

Questions concerning these Proxy Materials may be directed to Steven M. Felsenstein, Esq. at the (215) 988-7837, or in his absence, Richard M. Cutshall, Esq. at (312) 476-5121.

Very truly yours,

/s/ Steven M. Felsenstein

Steven M. Felsenstein

cc:	Richard M. Cutshall, Esq.
Nicole M. Tremblay, Esq.